Investments (Schedule Of Investment In Nonconsolidated affiliates) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment, beginning balance					$ 370,912				$ 359,687	$ 238,805	$ 370,912	$ 370,912	$ 359,687
Cash advances (repayments)		3,051				(5,676)						3,051	(5,676)
Acquisitions of investments, net												1,354	2,704
Equity in earnings (loss)	3,955	(91,291)	3,983	5,971	3,641	6,643	3,663	4,696	3,555	(9,388)	13,595	(77,696)	18,557	26,958
Foreign currency transaction adjustment												(37,064)	(1,189)
Foreign currency translation adjustment													8,075
Distributions received												(21,676)	(11,716)
Other		(76)				470						(76)	470
Investment, ending balance		238,805				370,912						238,805	370,912	359,687
ARN [Member]
Investment, beginning balance					353,062				347,377		353,062	353,062	347,377
Cash advances (repayments)		0				(8,758)						0	(8,758)
Acquisitions of investments, net												0	0
Equity in earnings (loss)												(75,318)	18,621
Foreign currency transaction adjustment												(37,068)	(1,189)
Foreign currency translation adjustment													8,085
Distributions received												(19,926)	(11,074)
Other		0				0						0	0
Investment, ending balance		220,750				353,062						220,750	353,062
All Others [Member]
Investment, beginning balance					17,850				12,310		17,850	17,850	12,310
Cash advances (repayments)		3,051				3,082						3,051	3,082
Acquisitions of investments, net												1,354	2,704
Equity in earnings (loss)												(2,378)	(64)
Foreign currency transaction adjustment												4	0
Foreign currency translation adjustment													(10)
Distributions received												(1,750)	(642)
Other		(76)				470						(76)	470
Investment, ending balance		$ 18,055				$ 17,850						$ 18,055	$ 17,850